Summary of Significant Accounting Policies - Schedule of Revenue from External Customers and Long-Lived Assets, by Geographical Areas (Details) - Revenue [Member]		3 Months Ended		12 Months Ended
		Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
Customer Concentration Risk [Member] | Europe [Member]
Concentration Risk, Percentage	[1]	0.00%
Customer Concentration Risk [Member] | Customer A [Member]
Concentration Risk, Percentage		14.00%	11.00%	0.00%	14.00%
Geographic Concentration Risk [Member] | North America [Member]
Concentration Risk, Percentage		100.00%	82.00%		76.00%
Geographic Concentration Risk [Member] | Europe [Member]
Concentration Risk, Percentage			17.00%	11.00%	15.00%

[1]	Region did not represent greater than 10% of total net revenue.